TD Auto Finance LLC	Distribution Date: 08-Dec-11
CFAST 2010-A Monthly Servicer's Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	15
Distribution Date	08-Dec-11
Record Date	07-Dec-11

Dates Covered	From and Including	To and Including
Collections Period	01-Nov-11	30-Nov-11
Accrual Period	08-Nov-11	07-Dec-11
30/360 Days	30
Actual/360 Days	30

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance — Beginning of Period	108,315	$970,759,904.73
Collections of Installment Principal		39,424,069.65
Collections Attributable to Full Payoffs		18,083,727.69
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		2,736,397.16

Pool Balance — End of Period(EOP)	105,377	$910,515,710.23

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	43.34%
Ending Overcollateralization(O/C) Amount	$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	113.041%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$1,573,561.59	Trigger	Compliance?
Net Credit Loss Percentage	1.135%	8.00%	Yes
Cumulative Net Credit Losses	$23,854,247.03
Cumulative Recovery Ratio	49.839%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$22,115,462.42	2.429%	2,213
61-90 Days Delinquent	2,134,012.98	0.234%	188
91-120 Days Delinquent	692,423.22	0.076%	58
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	2,679,506.25	0.294%	233

(1) A	receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$5,505,942.45
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.57051%

	Current Month	Prior Month
Weighted Average A.P.R.	7.355%	7.345%
Weighted Average Remaining Term (months)	24.97	25.78
Weighted Average Seasoning (months)	44.20	43.28

TD Auto Finance LLC	Distribution Date: 08-Dec-11
CFAST 2010-A Monthly Servicer's Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal		$39,424,069.65
Collections Attributable to Full Payoffs		18,083,727.69
Principal Amount of Repurchases		0.00
Recoveries on Loss Accounts		1,162,835.57
Collections of Interest		5,772,338.84
Investment Earnings		407.65
Reserve Account Draw		0.00

Total Sources		$64,443,379.40

Cash Uses
Servicer Fee		$808,966.59
Backup Servicer Fee		8,089.67
A Note Interest		399,213.46
First Priority Principal Distribution Amount		0.00
B Note Interest		114,101.63
Second Priority Principal Distribution Amount		0.00
C Note Interest		134,803.33
Third Priority Principal Distribution Amount		0.00
D Note Interest		320,449.07
Fourth Priority Principal Distribution Amount		0.00
Replenish Reserve Fund		0.00
Required Principal Distribution Amount		60,244,194.50
Indemnity Amounts		0.00
Additional Servicing Fees		0.00
Distribution to Class E Noteholders		2,413,561.15

Total Cash Uses		$64,443,379.40

Administrative Payment
Total Principal and Interest Sources		$64,443,379.40
Investment Earnings in Trust Account		(407.65)
Daily Collections Remitted		(64,442,971.75)
Reserve Account Draw		0.00
Servicer Fee		(808,966.59)
Distribution to Class E Noteholders		(2,413,561.15)

Payment Due to/(from) Trust Account		($3,222,527.74)

O/C Release (Prospectus pg S42)

Pool Balance		$910,515,710.23

Total Securities		$805,473,684.46

Adjusted O/C Amount		$105,042,025.77

Target Overcollateralization Amount		$105,042,025.77

O/C Release Period?		Yes

O/C Release		$2,413,561.15
Current Net Credit Loss Percentage		1.135%
	Required O/C %
If Net Credit Loss Percentage is
<=5.50%	8.00%	8.00%
>5.50% but <=6.50%	12.00%	12.00%
>6.50%	15.00%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC	Distribution Date: 08-Dec-11
CFAST 2010-A Monthly Servicer's Certificate (MQ)	Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	273,717,878.96	213,473,684.46	296.4912284	60,244,194.50	83.6724924	157,387.78	0.2185941
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$865,717,878.96	$805,473,684.46		$60,244,194.50		$968,567.49

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 30

Manager	02-Dec-11
(248) 427-2557	Date